Derivative Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative instruments
The following tables set forth the gross fair value amounts of derivative instruments recognized in the Consolidated Balance Sheets.

	April 30, 2017
	Other Current Assets	Other Current Liabilities	Other Noncurrent Assets	Other Noncurrent Liabilities
Derivatives not designated as hedging instruments:
Commodity contracts	$5.2	$21.2	$—	$—
Foreign currency exchange contracts	3.2	0.1	—	—
Total derivative instruments	$8.4	$21.3	$—	$—
	April 30, 2016
	Other Current Assets	Other Current Liabilities	Other Noncurrent Assets	Other Noncurrent Liabilities
Derivatives not designated as hedging instruments:
Commodity contracts	$20.3	$14.1	$2.0	$1.2
Foreign currency exchange contracts	0.2	8.9	0.3	0.4
Total derivative instruments	$20.5	$23.0	$2.3	$1.6

Net realized and unrealized gains and losses recognized in cost of products of sold on derivatives not designated as qualified hedging instruments
The following table presents the net gains and losses recognized in cost of products sold on derivatives not designated as hedging instruments.

	Year Ended April 30,
	2017	2016
Losses on commodity contracts	$(45.2)	$(31.6)
Gains on foreign currency exchange contracts	9.8	2.0
Total losses recognized in costs of products sold	$(35.4)	$(29.6)

Schedule of unallocated derivative (losses) gains
The following table presents the activity in unallocated derivative gains and losses.

	Year Ended April 30,
	2017	2016	2015
Net losses on mark-to-market valuation of unallocated derivative positions	$(35.4)	$(29.6)	$(39.7)
Net losses on derivative positions reclassified to segment operating profit	8.2	41.6	15.2
Unallocated derivative (losses) gains	$(27.2)	$12.0	$(24.5)

Outstanding derivative contracts
The following table presents the gross contract notional value of outstanding derivative contracts.

	Year Ended April 30,
	2017	2016
Commodity contracts	$704.9	$545.7
Foreign currency exchange contracts	195.4	212.5